Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Apr. 30, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Amortized cost	$ 54,561	$ 48,232
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	53,786	47,435
Non-investment grade	472	533
Impaired	139	125
Carrying amount of securities measured at FVOCI subject to impairment	54,397	48,093
Items not subject to impairment	537	406
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	45,858	45,077
Non-investment grade	1,313	1,070
Amount before allowance for credit losses	47,171	46,147
Allowance for credit losses	30	38
Amortized cost	47,141	46,109
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	53,783	46,956
Non-investment grade	471	500
Carrying amount of securities measured at FVOCI subject to impairment	54,254	47,456
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	45,780	44,958
Non-investment grade	676	367
Amount before allowance for credit losses	46,456	45,325
Allowance for credit losses	7	6
Amortized cost	46,449	45,319
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	3	479
Non-investment grade	1	33
Carrying amount of securities measured at FVOCI subject to impairment	4	512
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	78	119
Non-investment grade	637	703
Amount before allowance for credit losses	715	822
Allowance for credit losses	23	32
Amortized cost	692	790
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	139	125
Carrying amount of securities measured at FVOCI subject to impairment	$ 139	$ 125